Net Income per Unit	12 Months Ended
Dec. 31, 2015
Net Income Per Unit [Abstract]
Net Income per Unit
20.	Net Income per Unit

Net income per unit applicable to limited partners (including subordinated unitholders prior to the conversion of our subordinated units on November 30, 2015) is computed by dividing limited partners’ interest in net income by the weighted-average number of outstanding common and subordinated units. Our net income is allocated to the limited partners in accordance with their respective partnership percentages, after giving effect to any priority income allocations for incentive distributions and distributions on employee unit awards. Earnings in excess of distributions are allocated to the limited partners based on their respective ownership interests. Payments made to our unitholders are determined in relation to actual distributions declared and are not based on the net income allocations used in the calculation of net income per unit.

In addition to the common and subordinated units, we identify the IDRs as participating securities and use the two-class method when calculating net income per unit applicable to limited partners, which is based on the weighted-average number of common units outstanding during the period. Diluted net income per unit includes the effects of potentially dilutive units on our common units, consisting of unvested phantom units. Basic and diluted net income per unit applicable to subordinated limited partners are the same because there are no potentially dilutive subordinated units outstanding.

We also disclose limited partner units issued and outstanding. A reconciliation of the numerators and denominators of the basic and diluted per unit computations is as follows:

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
	(dollars in thousands, except units and per unit amounts)
Net income (loss) and comprehensive income (loss)	$194,069	$(52,945)	$22,510	$37,027
Less: Net income and comprehensive income attributable to noncontrolling interest	3,816	1,043	—	—
Less: Preacquisition income (loss) allocated to general partner	103,015	(88,221)	—	—
Net income and comprehensive income attributable to partners	87,238	34,233	22,510	37,027
Less:
Incentive distribution rights	29,784	1,146	64	—
MACS earnings prior to October 1, 2014	—	5,878	—	—
Distributions on nonvested phantom unit awards	1,890	405	—	—
Limited partners' interest in net income	$55,564	$26,804	$22,446	$37,027

Weighted average limited partner units outstanding:
Common - basic	40,253,913	20,572,373	11,023,617	10,964,258
Common - equivalents	21,738	6,382	25,128	21,844
Common - diluted	40,275,651	20,578,755	11,048,745	10,986,102

Subordinated - (basic and diluted)	10,010,333	10,939,436	10,939,436	10,939,436

Net income per limited partner unit:
Common - basic and diluted	$1.11	$0.85	$1.02	$1.69
Subordinated - basic and diluted (1)	$1.40	$0.85	$1.02	$1.69

(1)

The subordination period ended on November 30, 2015, at which time outstanding subordinated units were converted to common units. Distributions and the partners' interest in net income were allocated to the subordinated units through November 30, 2015.